32 Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information
32	Segment information

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The Company is involved in the operation of retail stores located in 20 Brazilian states and the Federal District. Operating segments are disclosed consistently with the internal report submitted to the main operating decision-maker, identified as the Chief Executive Officer.

The chief operating decision-maker allocates resources and evaluates performance by reviewing results and other segment-related information.

The Company deems irrelevant the disclosure of information on sales per product category, given that similar products are sold based on each business’ strategies and each segment has its own management controls. Therefore, we consider unfeasible any grouping of products for disclosure.

 Before the Transaction, the Company operated in two operating segments: Cash & Carry, it includes the “ASSAÍ” brand and Éxito Group. As of December 31, 2020, the Company operated in a single segment.